Business Acquisitions - Purchase Price Allocation (Parenthetical) (Detail)	May 31, 2023	Sep. 30, 2022	Aug. 31, 2022	May 31, 2022
Tibet Tianli Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Business acquisition, equity interest	17.40%	12.40%	17.40%	42.40%